Stock-Based Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Stock Options Weighted Average

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis:

	Three Months Ended March 31,
	2015	2014
Risk-free interest rate	1.62%	2.29%
Expected term (in years)	6.00	6.00
Expected volatility	72.0%	77.0%
Expected dividend yield	0%	0%

The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors are as follows, presented on a weighted average basis:

	Year Ended December 31,
	2014	2013	2012
Risk-free interest rate	2.24%	1.23%	1.51%
Expected term (in years)	5.96	5.38	6.25
Expected volatility	76.5%	74.6%	70.0%
Expected dividend yield	0%	0%	0%

Schedule of stock option activity

The following table summarizes the Company’s stock option activity:

	Shares Issuable Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)
Outstanding as of December 31, 2013	924,132	$1.69	7.0	$1,986
Granted	753,886	9.35
Exercised	(44,094)	0.78
Forfeited	(21,933)	5.56

Outstanding as of December 31, 2014	1,611,991	$5.24	6.5	$29,464

Options vested and expected to vest as of December 31, 2014	1,603,423	$5.26	6.5	$29,279

Options exercisable as of December 31, 2014	651,303	$1.72	4.8	$14,196

Schedule of Restricted Stock Activity

The table below summarizes the Company’s restricted stock activity in 2014:

	Shares	Weighted Average Grant Date Fair Value
Unvested restricted common stock as of December 31, 2013	—	—
Issued	123,134	$8.80
Vested	(94,697)	$8.80
Forfeited	—	—

Unvested restricted common stock as of December 31, 2014	28,437	$8.80

Schedule of Stock-Based Compensation Expense Related to Stock Options and Restricted Common Stock

The Company recorded stock-based compensation expense related to stock options and restricted common stock in the following expense categories of its statements of operations:

	Three Months Ended March 31,
	2015	2014
Research and development	$302	$30
Selling and marketing	63	4
General and administrative	556	469

	$921	$503

The Company recorded stock-based compensation expense related to stock options, vesting of restricted common stock and grants of common stock in the following expense categories of its statements of operations:

	Year Ended December 31,
	2014	2013	2012
Research and development	$397	$70	$67
Selling and marketing	68	22	28
General and administrative	2,179	384	148

	$2,644	$476	$243